Operations - Contractual agreements with major VIEs (Details) - VIEs [Member] - Exclusive Technology Consulting and Services Agreements [Member] - The Company or its relevant subsidiaries [Member]	Dec. 23, 2020	Dec. 22, 2020
Contractual agreements with major VIEs
Term of agreement		10 years
Termination notice before the term ends	30 days	90 days